RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Liquid assets	$ 44,198,889	$ 37,757,819
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	22,641,516	18,356,375
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	18,258,002	16,729,107
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 3,299,371	$ 2,672,337